Provisions - Schedule of other provisions by geographical area (Details) € in Millions, £ in Millions	Dec. 31, 2025 EUR (€)	Dec. 31, 2025 GBP (£)	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 GBP (£)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)
Disclosure of other provisions [line items]
Provisions	€ 8,355.0		€ 8,407.0		€ 8,441.0	€ 8,149.0
Other provisions
Disclosure of other provisions [line items]
Provisions	4,993.0		5,051.0		4,634.0	€ 4,073.0
Spain | Other provisions
Disclosure of other provisions [line items]
Provisions	2,033.0		1,924.0		1,921.0
Rest of Europe | Other provisions
Disclosure of other provisions [line items]
Provisions	310.0		694.0		433.0
Other Foreign Countries Not Including Countries in EU | Other provisions
Disclosure of other provisions [line items]
Provisions	2,650.0		2,433.0		2,280.0
Brazil | Other provisions
Disclosure of other provisions [line items]
Provisions	1,530.0		1,445.0		1,618.0
United Kingdom | Other provisions
Disclosure of other provisions [line items]
Provisions	736.0		654.0		€ 373.0
United Kingdom | Other provisions | Financial Conduct Authority (FCA) Review of The Vehicle Finance Market
Disclosure of other provisions [line items]
Provisions	€ 528.1	£ 461.0	€ 353.3	£ 293.0